GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 3,498,152	$ 5,798,578	$ 22,245,656	$ 2,577,721
Working capital deficit	10,595,819		8,288,629
Stockholder's (deficit)	$ 11,253,058	$ 2,408,344	$ 9,149,864	$ 2,332,086